Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures R$ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	R$ 681,938	R$ 554,638	$ 681,938	$ 554,638
Current [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures			177,311	198,213
Non-current [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures			504,627	356,425
Agricultural cost [Membe]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	10.62%	10.10%
Loans, financing and debentures			100,416	149,404
Agricultural cost [Membe]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + CDI
Annual interest rates and charges	100.00% CDI + 1.22%
Loans, financing and debentures			3,795
Financing for agricultural costs [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	5.47%	3.66
Loans, financing and debentures			16,450	11,566
Financing for agricultural costs [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	11.15%	9.07%
Loans, financing and debentures			16,458	12,590
Bahia project financing [Member
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	7.55%	7.33%
Loans, financing and debentures			29,664	28,734
Financing of working capital (USD) [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	8.63%	8.63%
Loans, financing and debentures			25,739	24,771
FINAME [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	9.05%	9.05%
Loans, financing and debentures			3,060	2,808
Financing of sugarcane [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	6.34%	6.35%
Loans, financing and debentures			21,291	28,281
Debentures [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + IPCA
Annual interest rates and charges	IPCA + 5.37%	IPCA + 5.37%
Loans, financing and debentures			296,502	301,767
Debentures [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	12.16%
Loans, financing and debentures			176,263
Transaction costs [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures			$ (7,700)	$ (5,283)